COMMITMENTS & CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future annual minimum rent payments under noncancelable leases were as follows :
As of December 31, 2021, future annual minimum rent payments under noncancelable leases were as follows (in thousands):

Years Ending December 31,
2022	$16,765
2023	13,352
2024	10,779
2025	7,323
2026	3,410
Thereafter	187

Total minimum lease payments	$51,816

Rent expense was $16.2 million and $15.3 million for the years ended December 31, 2021 and 2020, respectively. The Company has updated the 2020 rent expense disclosure to include fleet vehicle lease expense that was previously inadvertently omitted.